Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Loans receivable, net	$ 5,845,730	$ 6,146,861
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.1	$ 0.1
Preferred stock, shares authorized (in shares)	3,000,000	3,000,000
Preferred stock, shares issued (in shares)	0	10,200
Preferred stock, shares outstanding (in shares)	0	10,200
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized (in shares)	15,500,000	15,500,000
Common stock, shares issued (in shares)	1,357,073	1,351,448
Common stock, shares outstanding (in shares)	1,357,073	1,351,448